Cover	Oct. 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2025
Entity File Number	001-13341
Entity Registrant Name	TITAN PHARMACEUTICALS, INC.
Entity Central Index Key	0000910267
Entity Tax Identification Number	94-3171940
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10 East 53rd St.
Entity Address, Address Line Two	Suite 3001
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(786)
Local Phone Number	769-7512
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TTNP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false